UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2015

MFS® INTERMEDIATE INCOME TRUST

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 97.7%
Asset-Backed & Securitized - 6.6%
ARI Fleet Lease Trust, “A”, FRN, 0.737%, 3/15/20 (n)	$55,781	$55,773
Babson Ltd., CLO, “A1”, FRN, 0.512%, 1/18/21 (z)	625,507	615,814
Chesapeake Funding LLC, “A”, FRN, 0.938%, 11/07/23 (n)	432,280	432,303
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.688%, 2/07/27 (n)	4,260,000	4,257,389
Commercial Mortgage Acceptance Corp., FRN, 1.989%, 9/15/30 (i)	1,460,468	29,125
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.948%, 9/15/39	928,506	983,820
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 9/15/40	2,000,000	2,118,150
CWCapital Cobalt Ltd., “A4”, FRN, 5.766%, 5/15/46	1,214,071	1,291,667
DT Auto Owner Trust, 0.98%, 4/16/18 (n)	1,234,764	1,234,586
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/19 (n)	2,914,601	2,913,132
Falcon Franchise Loan LLC, FRN, 6.62%, 1/05/23 (i)(z)	740,989	77,878
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/25 (n)	339,000	342,325
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/26 (n)	1,247,000	1,257,646
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.587%, 1/15/20	2,470,000	2,468,236
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.568%, 7/20/19	2,270,000	2,262,066
GM Financial Automobile Leasing Trust, 2014-2A, “A2”, 0.73%, 2/20/17 (n)	1,565,345	1,564,655
Go Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/18 (z)	1,179,459	1,178,266
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 1/16/46 (n)	2,080,000	2,077,920
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	1,925,248	2,014,974
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 4/15/43	2,162,980	2,186,094
Kingsland III Ltd., “A1”, CDO, FRN, 0.497%, 8/24/21 (n)	805,495	801,261
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/17 (n)	2,160,000	2,161,916
Motor PLC, 2014-1A, “A1”, FRN, 0.67%, 8/25/21 (n)	808,920	809,331
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/19 (z)	1,301,000	1,301,356
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/32 (n)	1,737,611	1,733,458
Suntrust Auto Receivables Trust, 0.99%, 6/15/18 (n)	2,430,000	2,429,948
Wachovia Bank Commercial Mortgage Trust, 5.418%, 1/15/45	1,456,733	1,462,980

		$40,062,069
Automotive - 4.1%
American Honda Finance Corp., FRN, 0.657%, 5/26/16 (n)	$2,000,000	$2,004,716
American Honda Finance Corp., FRN, 0.784%, 10/07/16	790,000	793,053
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	3,640,000	3,653,766
Daimler Finance North America LLC, 1.65%, 5/18/18 (n)	3,000,000	2,991,003
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	1,970,000	2,010,440
Ford Motor Credit Co. LLC, FRN, 0.798%, 9/08/17	800,000	794,537
Ford Motor Credit Co. LLC, FRN, 1.223%, 1/09/18	1,670,000	1,671,476
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (n)	2,880,000	2,932,566
Hyundai Capital America, 1.875%, 8/09/16 (n)	1,590,000	1,598,621
Nissan Motor Acceptance Corp., FRN, 0.98%, 9/26/16 (n)	2,520,000	2,529,773
Nissan Motor Acceptance Corp., FRN, 0.832%, 3/03/17 (n)	1,340,000	1,341,867
Volkswagen Group of America Finance LLC, 1.65%, 5/22/18 (n)	2,310,000	2,300,169

		$24,621,987
Banks & Diversified Financials (Covered Bonds) - 1.2%
Australia & New Zealand Banking Group, FRN, 0.893%, 10/06/15 (n)	$1,150,000	$1,150,953
BNP Paribas Home Loan, 2.2%, 11/02/15 (n)	2,640,000	2,649,662
Hypothekenbank Frankfurt AG, 5.125%, 1/21/16	3,140,000	3,190,601

		$6,991,216

Portfolio of Investments (unaudited) - continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - 0.3%
Discovery Communications, Inc., 3.45%, 3/15/25	$701,000	$659,518
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	910,000	904,845

		$1,564,363
Brokerage & Asset Managers - 0.7%
CME Group, Inc., 3%, 3/15/25	$1,879,000	$1,836,895
Franklin Resources, Inc., 1.375%, 9/15/17	588,000	588,123
NYSE Euronext, 2%, 10/05/17	1,558,000	1,574,945

		$3,999,963
Building - 0.3%
CRH PLC, 8.125%, 7/15/18	$1,160,000	$1,354,698
Owens Corning, Inc., 4.2%, 12/15/22	576,000	585,106

		$1,939,804
Business Services - 0.5%
Cisco Systems, Inc., FRN, 0.562%, 3/03/17	$2,730,000	$2,734,139

Cable TV - 0.9%
Cox Communications, Inc., 3.25%, 12/15/22 (n)	$2,925,000	$2,776,843
Time Warner Cable, Inc., 4%, 9/01/21	2,770,000	2,781,174

		$5,558,017
Chemicals - 0.9%
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/18 (n)	$1,810,000	$1,804,910
Dow Chemical Co., 8.55%, 5/15/19	2,490,000	3,027,765
LyondellBasell Industries N.V., 5%, 4/15/19	690,000	748,631

		$5,581,306
Computer Software - Systems - 0.4%
Apple, Inc., FRN, 0.528%, 5/03/18	$1,560,000	$1,561,699
Seagate HDD Cayman, 3.75%, 11/15/18	751,000	782,004

		$2,343,703
Conglomerates - 0.3%
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	$1,655,000	$1,677,453

Consumer Products - 0.6%
Newell Rubbermaid, Inc., 2.875%, 12/01/19	$1,530,000	$1,549,414
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	2,274,000	2,340,294

		$3,889,708
Consumer Services - 0.5%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$1,154,000	$1,162,115
Priceline Group, Inc., 3.65%, 3/15/25	1,879,000	1,840,321

		$3,002,436
Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$1,400,000	$1,597,641

Electrical Equipment - 0.5%
Amphenol Corp., 1.55%, 9/15/17	$890,000	$889,264
Arrow Electronics, Inc., 3%, 3/01/18	742,000	755,427
Molex Electronic Technologies LLC, 2.878%, 4/15/20 (n)	1,703,000	1,682,022

		$3,326,713

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - 0.3%
Lam Research Corp., 2.75%, 3/15/20	$1,152,000	$1,147,678
Tyco Electronics Group S.A., 2.375%, 12/17/18	623,000	629,683

		$1,777,361
Emerging Market Quasi-Sovereign - 2.5%
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	$1,090,000	$1,159,883
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/19 (z)	1,337,000	1,350,370
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/22 (n)	228,000	237,622
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (n)	840,000	865,937
Empresa Nacional del Petroleo, 6.25%, 7/08/19	723,000	801,802
Korea Gas Corp., 2.25%, 7/25/17 (n)	1,630,000	1,648,258
Petroleos Mexicanos, 6%, 3/05/20	2,970,000	3,322,688
Petronas Capital Ltd., 7.875%, 5/22/22	1,089,000	1,387,520
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 9/30/19 (n)	1,584,000	1,870,292
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)	1,466,000	1,410,428
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	1,330,000	1,320,336

		$15,375,136
Emerging Market Sovereign - 1.0%
Republic of Poland, 5%, 3/23/22	$772,000	$862,363
Republic of Slovakia, 4.375%, 5/21/22 (n)	2,960,000	3,265,442
United Mexican States, 3.625%, 3/15/22	1,754,000	1,777,679

		$5,905,484
Energy - Independent - 0.5%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,700,000	$1,858,243
Hess Corp., 8.125%, 2/15/19	1,230,000	1,451,796

		$3,310,039
Energy - Integrated - 1.8%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$2,320,000	$2,361,762
BP Capital Markets PLC, 4.5%, 10/01/20	853,000	935,494
BP Capital Markets PLC, 4.742%, 3/11/21	1,810,000	1,997,226
LUKOIL International Finance B.V., 3.416%, 4/24/18 (n)	1,619,000	1,556,805
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	2,192,000	1,955,172
Petro-Canada, 6.05%, 5/15/18	904,000	1,001,844
Total Capital International S.A., 1.5%, 2/17/17	1,000,000	1,007,412

		$10,815,715
Financial Institutions - 0.8%
General Electric Capital Corp., 6%, 8/07/19	$1,180,000	$1,355,323
General Electric Capital Corp., 3.1%, 1/09/23	1,102,000	1,106,779
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	1,970,000	2,011,191
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	466,000	468,574

		$4,941,867
Food & Beverages - 2.5%
Diageo Capital PLC, 1.5%, 5/11/17	$1,530,000	$1,532,391
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/22 (n)	290,000	304,210
H.J. Heinz Co., 1.6%, 6/30/17 (n)	2,090,000	2,092,506
Kerry Group Financial Services, 3.2%, 4/09/23 (n)	2,850,000	2,773,401
Kraft Foods Group, Inc., 6.125%, 8/23/18	2,380,000	2,658,334
Tyson Foods, Inc., 4.5%, 6/15/22	1,447,000	1,535,325
Want Want China Finance Co., 1.875%, 5/14/18 (n)	1,430,000	1,407,764

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - continued
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)		$613,000	$620,981
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)		1,876,000	1,929,624

			$14,854,536
Food & Drug Stores - 0.7%
CVS Health Corp., 3.875%, 7/20/25		$2,800,000	$2,848,244
Walgreens Boots Alliance, Inc., 3.3%, 11/18/21		1,522,000	1,514,041

			$4,362,285
Gaming & Lodging - 0.8%
Wyndham Worldwide Corp., 2.95%, 3/01/17		$1,686,000	$1,712,996
Wyndham Worldwide Corp., 5.625%, 3/01/21		2,890,000	3,175,818

			$4,888,814
Industrial - 0.6%
Johns Hopkins University, 5.25%, 7/01/19		$544,000	$607,187
Princeton University, 4.95%, 3/01/19		2,860,000	3,171,145

			$3,778,332
Insurance - 2.3%
AIA Group Ltd., 3.2%, 3/11/25 (n)		$1,924,000	$1,869,495
American International Group, Inc., 3.75%, 7/10/25		2,808,000	2,807,798
Metropolitan Life Global Funding I, 2%, 4/14/20 (n)		1,600,000	1,585,200
Principal Financial Group, Inc., 8.875%, 5/15/19		2,230,000	2,738,663
Unum Group, 4%, 3/15/24		2,863,000	2,925,044
UnumProvident Corp., 6.85%, 11/15/15 (n)		890,000	903,734
Voya Financial, Inc., 2.9%, 2/15/18		1,141,000	1,170,942

			$14,000,876
Insurance - Health - 0.7%
UnitedHealth Group, Inc., 3.75%, 7/15/25		$2,800,000	$2,853,502
Wellpoint, Inc., 1.25%, 9/10/15		1,220,000	1,220,454

			$4,073,956
Insurance - Property & Casualty - 1.7%
ACE Ltd., 2.6%, 11/23/15		$2,000,000	$2,010,710
AXIS Capital Holdings Ltd., 5.875%, 6/01/20		1,610,000	1,821,939
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (n)		2,197,000	2,392,551
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19		1,260,000	1,267,850
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)		3,000,000	3,082,500

			$10,575,550
International Market Quasi-Sovereign - 1.8%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)		$1,746,000	$1,756,474
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)		3,280,000	3,341,592
Electricite de France, 2.15%, 1/22/19 (n)		1,784,000	1,802,306
Statoil A.S.A., 1.8%, 11/23/16		1,420,000	1,436,373
Statoil A.S.A., FRN, 0.563%, 5/15/18		2,887,000	2,868,766

			$11,205,511
International Market Sovereign - 16.2%
Buoni Poliennali del Tesoro, 5.5%, 9/01/22	EUR	2,969,000	$4,167,221
Commonwealth of Australia, 5.75%, 5/15/21	AUD	3,836,000	3,330,472
Federal Republic of Germany, 3.25%, 7/04/21	EUR	1,200,000	1,562,108
Federal Republic of Germany, 1.75%, 2/15/24	EUR	4,050,000	4,931,715
Government of Canada, 4.25%, 6/01/18	CAD	505,000	427,944

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Canada, 3.25%, 6/01/21	CAD	1,579,000	$1,368,551
Government of Canada, 2.5%, 6/01/24	CAD	2,343,000	1,965,014
Government of Japan, 1.1%, 6/20/20	JPY	800,000,000	6,768,387
Government of Japan, 0.8%, 6/20/23	JPY	340,000,000	2,859,583
Government of Japan, 2.1%, 9/20/24	JPY	220,000,000	2,053,322
Government of New Zealand, 5.5%, 4/15/23	NZD	2,664,000	2,055,842
Government of Norway, 3.75%, 5/25/21	NOK	6,400,000	897,740
Government of Norway, 3%, 3/14/24	NOK	7,844,000	1,078,683
Kingdom of Belgium, 4.25%, 9/28/21	EUR	404,000	549,861
Kingdom of Belgium, 2.6%, 6/22/24	EUR	2,845,000	3,612,823
Kingdom of Denmark, 3%, 11/15/21	DKK	4,447,000	764,390
Kingdom of Denmark, 1.5%, 11/15/23	DKK	4,198,000	663,070
Kingdom of Spain, 5.4%, 1/31/23	EUR	1,925,000	2,688,542
Kingdom of Spain, 5.5%, 7/30/17	EUR	711,000	864,142
Kingdom of Spain, 4.6%, 7/30/19	EUR	4,110,000	5,226,541
Kingdom of Sweden, 5%, 12/01/20	SEK	6,500,000	948,438
Kingdom of Sweden, 3.5%, 6/01/22	SEK	4,235,000	593,560
Kingdom of the Netherlands, 4%, 7/15/16	EUR	2,000,000	2,283,953
Kingdom of the Netherlands, 2%, 7/15/24	EUR	1,251,000	1,530,907
Republic of Austria, 1.75%, 10/20/23	EUR	210,000	251,689
Republic of France, 2.5%, 10/25/20	EUR	1,500,000	1,842,445
Republic of France, 5%, 10/25/16	EUR	9,214,000	10,763,393
Republic of Iceland, 4.875%, 6/16/16 (n)		$2,179,000	2,235,037
Republic of Italy, 5.25%, 8/01/17	EUR	11,388,000	13,783,305
Republic of Italy, 3.75%, 3/01/21	EUR	2,600,000	3,282,342
United Kingdom Treasury, 8%, 6/07/21	GBP	2,500,000	5,323,765
United Kingdom Treasury, 2.25%, 9/07/23	GBP	4,750,000	7,663,001

			$98,337,786
Internet - 0.5%
Baidu, Inc., 3.25%, 8/06/18		$1,709,000	$1,746,360
Baidu, Inc., 2.75%, 6/09/19		1,510,000	1,509,040

			$3,255,400
Local Authorities - 0.8%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 7/01/18		$1,850,000	$1,865,522
Province of Ontario, 4.75%, 1/19/16		3,000,000	3,059,010

			$4,924,532
Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 5/22/17 (n)		$510,000	$546,648

Major Banks - 12.1%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)		$1,997,000	$2,077,196
ABN AMRO Bank N.V., 1.8%, 6/04/18 (n)		1,450,000	1,449,996
ABN AMRO Bank N.V., FRN, 0.688%, 6/06/16 (n)		2,090,000	2,090,140
Bank of America Corp., 1.5%, 10/09/15		1,780,000	1,782,528
Bank of America Corp., 6.5%, 8/01/16		1,420,000	1,491,156
Bank of America Corp., 6.875%, 4/25/18		1,000,000	1,127,893
Bank of America Corp., 4.125%, 1/22/24		2,876,000	2,975,676
Bank of America Corp., FRN, 0.565%, 6/15/16		2,200,000	2,193,605
Barclays Bank PLC, 2.5%, 2/20/19		3,080,000	3,116,128
BNP Paribas, 2.7%, 8/20/18		1,200,000	1,228,337
BNP Paribas, FRN, 0.763%, 3/17/17		2,660,000	2,663,628
Commonwealth Bank of Australia, 5%, 10/15/19 (n)		2,560,000	2,847,037

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	$2,480,000	$2,740,400
Credit Suisse New York, 1.75%, 1/29/18	1,440,000	1,438,684
DBS Bank Ltd., 2.35%, 2/28/17 (n)	1,830,000	1,860,228
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	2,220,000	2,284,185
Goldman Sachs Group, Inc., 5.75%, 1/24/22	3,044,000	3,485,727
Goldman Sachs Group, Inc., FRN, 1.496%, 4/30/18	1,240,000	1,251,603
Goldman Sachs Group, Inc., FRN, 1.314%, 10/23/19	140,000	141,073
Huntington National Bank, FRN, 0.717%, 4/24/17	2,460,000	2,448,131
ING Bank N.V., 1.8%, 3/16/18 (n)	660,000	661,706
ING Bank N.V., 5.8%, 9/25/23 (n)	2,912,000	3,184,289
JPMorgan Chase & Co., 2.2%, 10/22/19	2,090,000	2,086,616
JPMorgan Chase & Co., 4.625%, 5/10/21	2,890,000	3,144,528
Morgan Stanley, 6.625%, 4/01/18	1,532,000	1,716,062
Morgan Stanley, 5.625%, 9/23/19	640,000	717,039
Morgan Stanley, 3.7%, 10/23/24	1,816,000	1,818,522
Morgan Stanley, FRN, 1.532%, 2/25/16	1,900,000	1,907,879
Morgan Stanley, FRN, 1.034%, 7/23/19	1,070,000	1,062,803
Nordea Bank AB, FRN, 0.736%, 5/13/16 (n)	1,492,000	1,495,209
PNC Bank N.A., 1.5%, 10/18/17	1,600,000	1,600,592
PNC Bank N.A., 1.6%, 6/01/18	2,340,000	2,333,141
Royal Bank of Canada, FRN, 0.741%, 9/09/16	3,000,000	3,009,372
Royal Bank of Scotland PLC, 2.55%, 9/18/15	996,000	997,684
Sumitomo Mitsui Banking Corp., FRN, 0.606%, 7/11/17	1,720,000	1,714,503
Wells Fargo & Co., FRN, 0.538%, 9/08/17	3,110,000	3,094,326
Westpac Banking Corp., 2%, 8/14/17	2,320,000	2,353,721

		$73,591,343
Medical & Health Technology & Services - 1.1%
Becton, Dickinson and Co., 1.8%, 12/15/17	$1,870,000	$1,862,698
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	1,250,000	1,244,448
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	3,650,000	3,687,759

		$6,794,905
Metals & Mining - 1.7%
Barrick Gold Corp., 4.1%, 5/01/23	$2,731,000	$2,444,177
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	1,090,000	1,016,425
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/20	1,740,000	1,587,750
Glencore Funding LLC, 2.125%, 4/16/18 (n)	1,270,000	1,252,457
Glencore Funding LLC, FRN, 1.444%, 5/27/16 (n)	2,300,000	2,300,313
Kinross Gold Corp., 5.95%, 3/15/24	1,897,000	1,706,904

		$10,308,026
Midstream - 2.1%
APT Pipelines Ltd., 4.2%, 3/23/25 (n)	$2,246,000	$2,201,718
Energy Transfer Partners LP, 4.05%, 3/15/25	2,807,000	2,613,401
Kinder Morgan Energy Partners LP, 3.5%, 3/01/21	1,854,000	1,797,651
ONEOK Partners LP, 3.2%, 9/15/18	1,510,000	1,530,243
Spectra Energy Capital LLC, 8%, 10/01/19	1,299,000	1,536,449
Sunoco Logistics Partners LP, 4.25%, 4/01/24	774,000	748,443
TransCanada PipeLines Ltd., 1.875%, 1/12/18	940,000	944,757
TransCanada PipeLines Ltd., FRN, 0.961%, 6/30/16	790,000	790,955
Williams Cos., Inc., 3.7%, 1/15/23	807,000	728,348

		$12,891,965

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - 2.8%
Fannie Mae, 5.443%, 2/01/16	$1,458,178	$1,476,471
Fannie Mae, 6%, 11/01/16	46,571	47,487
Fannie Mae, 5.395%, 12/01/16	1,203,624	1,262,017
Fannie Mae, 1.114%, 2/25/17	2,130,040	2,139,551
Fannie Mae, 5.5%, 9/01/17 - 4/01/25	788,586	854,268
Fannie Mae, 4.5%, 3/01/19	846,343	882,695
Fannie Mae, 5%, 5/01/19 - 12/01/20	200,406	212,235
Fannie Mae, 6.5%, 11/01/31	1,240,017	1,472,470
Fannie Mae, FRN, 0.476%, 12/25/17	1,187,143	1,188,073
Freddie Mac, 6%, 8/01/17 - 8/01/34	161,533	170,325
Freddie Mac, 5.5%, 9/01/17 - 6/01/20	875,585	936,094
Freddie Mac, 3.882%, 11/25/17	1,423,992	1,501,510
Freddie Mac, 5%, 6/01/19	515,932	544,206
Freddie Mac, 4.224%, 3/25/20	2,249,154	2,467,722
Ginnie Mae, 6%, 6/15/33	550,468	621,943
Ginnie Mae, 6%, 10/15/36 (f)	351,068	407,288
Ginnie Mae, 6.357%, 4/20/58	461,938	481,629

		$16,665,984
Network & Telecom - 1.9%
AT&T, Inc., FRN, 1.194%, 11/27/18	$2,940,000	$2,949,417
British Telecommunications PLC, 2.35%, 2/14/19	1,330,000	1,330,222
Verizon Communications, Inc., 1.35%, 6/09/17	1,130,000	1,129,032
Verizon Communications, Inc., 6.1%, 4/15/18	1,300,000	1,442,776
Verizon Communications, Inc., 5.15%, 9/15/23	3,027,000	3,331,574
Verizon Communications, Inc., FRN, 1.053%, 6/17/19	1,250,000	1,248,951

		$11,431,972
Oil Services - 0.2%
Noble Corp., 3.45%, 8/01/15	$1,030,000	$1,030,000

Oils - 0.2%
Marathon Petroleum Corp., 3.625%, 9/15/24	$1,003,000	$985,480

Other Banks & Diversified Financials - 7.3%
Banco de Credito e Inversiones, 3%, 9/13/17 (n)	$200,000	$202,824
Banco Santander Chile, FRN, 1.186%, 4/11/17 (n)	3,410,000	3,393,690
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.891%, 9/09/16 (n)	2,870,000	2,875,177
Banque Federative du Credit Mutuel, FRN, 1.143%, 10/28/16 (n)	2,490,000	2,501,230
Banque Federative du Credit Mutuel, FRN, 1.137%, 1/20/17 (n)	960,000	965,580
Capital One Bank (USA) N.A., FRN, 0.958%, 2/05/18	2,650,000	2,650,655
Capital One Financial Corp., FRN, 0.919%, 11/06/15	1,160,000	1,160,995
Citigroup, Inc., 8.5%, 5/22/19	1,960,000	2,390,048
Discover Bank, 3.1%, 6/04/20	1,152,000	1,157,709
Fifth Third Bancorp, 1.35%, 6/01/17	2,570,000	2,567,232
Fifth Third Bancorp, 2.3%, 3/01/19	795,000	795,245
First Republic Bank, 2.375%, 6/17/19	578,000	577,788
Groupe BPCE S.A., 12.5% to 2019, FRN to 8/29/49 (n)	2,556,000	3,380,310
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	880,000	883,443
Intesa Sanpaolo S.p.A., 3.875%, 1/16/18	1,752,000	1,809,660
Lloyds Bank PLC, 2.3%, 11/27/18	780,000	789,295
Lloyds TSB Bank PLC, 5.8%, 1/13/20 (n)	2,080,000	2,372,024
Macquarie Bank Ltd., 5%, 2/22/17 (n)	918,000	966,214
Rabobank Nederland N.V., 3.375%, 1/19/17	1,757,000	1,811,977

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/20 (n)	$1,810,000	$1,806,769
Svenska Handelsbanken AB, FRN, 0.73%, 3/21/16	1,250,000	1,252,553
Svenska Handelsbanken AB, FRN, 0.751%, 9/23/16	2,940,000	2,947,415
Swedbank AB, 2.125%, 9/29/17 (n)	3,568,000	3,603,841
UBS AG, FRN, 0.655%, 8/14/17	1,470,000	1,466,434

		$44,328,108
Pharmaceuticals - 2.2%
AbbVie, Inc., 1.8%, 5/14/18	$2,410,000	$2,403,426
Actavis Funding SCS, 3%, 3/12/20	3,625,000	3,606,737
Actavis Funding SCS, 3.45%, 3/15/22	3,000,000	2,951,067
EMD Finance LLC, 1.7%, 3/19/18 (n)	2,500,000	2,502,090
Hospira, Inc., 6.05%, 3/30/17	1,060,000	1,138,062
Mylan, Inc., 1.8%, 6/24/16	770,000	773,045

		$13,374,427
Pollution Control - 0.5%
Republic Services, Inc., 5.25%, 11/15/21	$2,620,000	$2,928,366

Real Estate - Healthcare - 0.3%
Health Care REIT, Inc., 2.25%, 3/15/18	$828,000	$832,598
Ventas Realty LP, REIT, 1.55%, 9/26/16	1,000,000	1,003,523

		$1,836,121
Real Estate - Office - 0.4%
Boston Properties LP, REIT, 3.7%, 11/15/18	$1,476,000	$1,551,342
Vornado Realty LP, REIT, 2.5%, 6/30/19	1,169,000	1,168,684

		$2,720,026
Real Estate - Retail - 0.3%
Kimco Realty Corp., REIT, 6.875%, 10/01/19	$690,000	$806,805
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/17 (n)	770,000	770,885

		$1,577,690
Retailers - 0.2%
Dollar General Corp., 1.875%, 4/15/18	$275,000	$273,309
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	1,119,000	1,119,357

		$1,392,666
Specialty Chemicals - 0.3%
Airgas, Inc., 2.95%, 6/15/16	$1,900,000	$1,927,263

Supermarkets - 0.3%
Kroger Co., 3.85%, 8/01/23	$1,489,000	$1,526,027

Supranational - 0.8%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/20 (n)	$1,900,000	$1,896,200
Corporacion Andina de Fomento, 4.375%, 6/15/22	2,950,000	3,197,210

		$5,093,410
Telecommunications - Wireless - 1.6%
America Movil S.A.B. de C.V., 2.375%, 9/08/16	$1,007,000	$1,019,990
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	1,540,000	1,529,299
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	2,934,000	3,270,662
Rogers Communications, Inc., 6.8%, 8/15/18	1,490,000	1,694,596

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
SBA Tower Trust, 2.898%, 10/15/44 (n)	$1,920,000	$1,922,857

		$9,437,404
Telephone Services - 0.2%
Qwest Corp., 6.5%, 6/01/17	$1,200,000	$1,284,000

Tobacco - 0.7%
Reynolds American, Inc., 8.125%, 6/23/19 (z)	$1,316,000	$1,567,091
Reynolds American, Inc., 6.875%, 5/01/20 (z)	1,340,000	1,553,209
Reynolds American, Inc., 3.25%, 6/12/20	1,140,000	1,157,950

		$4,278,250
Transportation - Services - 0.6%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	$1,247,000	$1,273,803
TTX Co., 2.6%, 6/15/20 (n)	2,450,000	2,457,419

		$3,731,222
U.S. Government Agencies and Equivalents - 1.7%
Aid-Egypt, 4.45%, 9/15/15	$3,963,000	$3,981,915
Aid-Ukraine, 1.847%, 5/29/20	2,500,000	2,519,798
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	515,874	527,376
Small Business Administration, 6.35%, 4/01/21	314,439	341,150
Small Business Administration, 6.34%, 5/01/21	207,122	225,396
Small Business Administration, 6.44%, 6/01/21	204,402	223,424
Small Business Administration, 6.625%, 7/01/21	218,160	239,346
Small Business Administration, 5.34%, 11/01/21	653,005	699,936
Small Business Administration, 4.93%, 1/01/24	391,545	423,043
Small Business Administration, 5.36%, 11/01/25	613,344	668,268
Small Business Administration, 5.39%, 12/01/25	436,542	480,278

		$10,329,930
U.S. Treasury Obligations - 0.0%
U.S. Treasury Notes, 10.625%, 8/15/15	$30,000	$30,096

Utilities - Electric Power - 4.5%
Dominion Resources, Inc., 1.95%, 8/15/16	$2,660,000	$2,682,240
E.ON International Finance B.V., 5.8%, 4/30/18 (n)	3,000,000	3,269,064
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	710,000	720,468
Enel Finance International S.A., 6.25%, 9/15/17 (n)	2,240,000	2,446,940
Exelon Generation Co. LLC, 5.2%, 10/01/19	1,340,000	1,477,247
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,040,000	1,068,885
NextEra Energy Capital Holdings, Inc., 1.339%, 9/01/15	3,080,000	3,081,515
Oncor Electric Delivery Co., 4.1%, 6/01/22	2,206,000	2,340,771
PG&E Corp., 2.4%, 3/01/19	1,448,000	1,453,458
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	2,800,000	2,848,726
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	546,000	608,631
Southern Co., 2.45%, 9/01/18	2,280,000	2,323,368
Transelec S.A., 4.625%, 7/26/23 (n)	927,000	956,885
Transelec S.A., 4.25%, 1/14/25 (n)	228,000	228,808
Xcel Energy, Inc., 1.2%, 6/01/17	1,500,000	1,500,133

		$27,007,139
Total Bonds		$592,322,166

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	8,393,908	$8,393,908
Total Investments		$600,716,074

Other Assets, Less Liabilities - 0.9%		5,637,942
Net Assets - 100.0%		$606,354,016

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $183,560,746 representing 30.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson Ltd., CLO, “A1”, FRN, 0.512%, 1/18/21	6/24/14	$620,928	$615,814
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/19	7/07/15	1,331,261	1,350,370
Falcon Franchise Loan LLC, FRN, 6.62%, 1/05/23	1/18/02	23,737	77,878
Go Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/18	5/19/15	1,179,394	1,178,266
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/19	7/22/15	1,300,846	1,301,356
Reynolds American, Inc., 8.125%, 6/23/19	7/10/15	1,549,371	1,567,091
Reynolds American, Inc., 6.875%, 5/01/20	7/10/15	1,556,155	1,553,209
Total Restricted Securities			$7,643,984
% of Net assets			1.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/15

Forward Foreign Currency Exchange Contracts at 7/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	4,469,012	10/09/15	$3,303,025	$3,255,209	$47,816
SELL	CAD	Merrill Lynch International	4,854,367	10/09/15	3,830,885	3,710,186	120,699
SELL	DKK	Goldman Sachs International	9,466,576	10/09/15	1,406,373	1,395,323	11,050
SELL	EUR	Deutsche Bank AG	24,603,977	9/17/15	27,736,678	27,036,824	699,854
SELL	JPY	Credit Suisse Group	698,106,567	10/09/15	5,706,515	5,638,130	68,385
SELL	JPY	Deutsche Bank AG	698,106,567	10/09/15	5,706,236	5,638,130	68,106
SELL	NZD	Westpac Banking Corp.	4,041,526	10/09/15	2,669,186	2,653,812	15,374
SELL	SEK	Goldman Sachs International	11,649,976	10/09/15	1,364,630	1,352,184	12,446

							$1,043,730

Liability Derivatives
SELL	EUR	UBS AG	27,808,723	10/09/15	$30,431,058	$30,568,607	$(137,549)
SELL	GBP	Barclays Bank PLC	4,702,739	10/09/15	7,310,807	7,340,703	(29,896)
SELL	GBP	Merrill Lynch International	4,702,739	10/09/15	7,318,797	7,340,703	(21,906)
SELL	NOK	Goldman Sachs International	16,602,437	10/09/15	2,016,572	2,029,556	(12,984)
BUY	NZD	Goldman Sachs International	988,868	10/09/15	653,028	649,326	(3,702)

							$(206,037)

Futures Contracts at 7/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	150	$17,976,563	September - 2015	$(87,244)

At July 31, 2015, the fund had liquid securities with an aggregate value of $168,042 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$10,360,026	$—	$10,360,026
Non-U.S. Sovereign Debt	—	135,917,327	—	135,917,327
U.S. Corporate Bonds	—	229,133,349	—	229,133,349
Residential Mortgage-Backed Securities	—	16,665,984	—	16,665,984
Commercial Mortgage-Backed Securities	—	10,164,688	—	10,164,688
Asset-Backed Securities (including CDOs)	—	29,897,381	—	29,897,381
Foreign Bonds	—	160,183,411	—	160,183,411
Mutual Funds	8,393,908	—	—	8,393,908
Total Investments	$8,393,908	$592,322,166	$—	$600,716,074

Other Financial Instruments
Futures Contracts	$(87,244)	$—	$—	$(87,244)
Forward Foreign Currency Exchange Contracts	—	837,693	—	837,693

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$606,812,767
Gross unrealized appreciation	13,900,036
Gross unrealized depreciation	(19,996,729)
Net unrealized appreciation (depreciation)	$(6,096,693)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,955,378	133,406,482	(133,967,952)	8,393,908

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,594	$8,393,908

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2015, are as follows:

United States	50.5%
United Kingdom	5.7%
France	4.9%
Italy	4.4%
Germany	4.1%
Japan	3.8%
Netherlands	3.2%
Canada	3.1%
Australia	2.3%
Other Countries	18.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: September 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: September 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2015

*	Print name and title of each signing officer under his or her signature.